Components of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accounts Payable And Accrued Liabilities1 [Abstract]
Accounts payable	$ 56,922	$ 91,468
Accrued liabilities:
Payroll	44,533	54,334
Other	49,502	53,676
Accounts payable and accrued liabilities	$ 150,957	$ 199,478	$ 2,800